Related party transactions	12 Months Ended
Dec. 31, 2017
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Related party transactions

36. Related party transactions

Joint ventures and associates

Amounts advanced to joint ventures and associates during the year and at the balance sheet date are set out in note 12.

Key management personnel

Key management personnel are deemed to be the members of the Pearson executive (see p11). It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2017. Key management personnel compensation is disclosed below:

All figures in £millions	2017	2016
Short-term employee benefits	12	6
Retirement benefits	1	1
Share-based payment costs	2	1

Total	15	8

There were no other material related party transactions. No guarantees have been provided to related parties.